Expense Example - American Century ETF Trust	Jan. 01, 2026 USD ($)
American Century Core Plus Income ETF | American Century Core Plus Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 33
Expense Example, with Redemption, 3 Years	103
Expense Example, with Redemption, 5 Years	180
Expense Example, with Redemption, 10 Years	406
American Century Ultrashort Income ETF | American Century Ultrashort Income ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	19
Expense Example, with Redemption, 3 Years	61
Expense Example, with Redemption, 5 Years	107
Expense Example, with Redemption, 10 Years	$ 243